Total
CCM Core Impact Equity Fund
CCM Core Impact Equity Fund
INVESTMENT OBJECTIVES
The CCM Core Impact Equity Fund (the “Fund”) seeks to provide long-term growth of capital.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as fees or commissions to financial intermediaries, which are not reflected in the table and example below. Institutional Shares may also be available on certain brokerage platforms. An investor transacting in Institutional Shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CCM Core Impact Equity Fund	Advisor Class	Institutional Class
Management Fees	0.75%	0.75%
Distribution (12b-1) Fees	0.25%	none
Other Expenses	0.86%	0.86%
Shareholder Servicing Fees	0.11%	0.11%
Total Other Expenses	0.97%	0.97%
Total Operating Expenses	1.97%	1.72%

EXPENSE EXAMPLES

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - CCM Core Impact Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisor Class	200	618	1,062	2,296
Institutional Class	175	542	933	2,030

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 56% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund's principal holdings are large companies that the Fund’s adviser, Community Capital Management, LLC. (the “Adviser”) expects to demonstrate long term ability to compound earnings at higher rates than the broader market, regardless of industry. The Fund is managed independent of any index sector weightings. The Adviser anticipates most of the Fund investments will be in US-domestic based companies although the Fund has the ability to invest internationally as well. To achieve its investment objective, the Adviser will, under normal market conditions, employ a tactical allocation philosophy using the following strategies:

•	Impact Investments. The Fund invests in companies that may have positive impact attributes or specific impact characteristics and maintain neutral posture toward environmental, social and governance (“ESG”) related risk.

•	Common Stocks. The Fund invests at least 65% of its total assets in the common stock of companies without regard to market capitalization.

•	Compounders. The Fund invests in companies the Adviser expects to demonstrate a long-term ability to compound its earnings per share (“EPS”) at a higher rate than the broad market, regardless of industry. To determine whether a company qualifies as a “Compounder”, the Adviser analyzes the company’s financial statements and evaluates its competitive advantages and management team.

•	Growth Stocks. The Fund invests its assets in the securities of companies which the Adviser believes will provide a higher total return than that of the index.

•	Large-Cap Securities. The Fund invests primarily in large-capitalization securities. The Adviser generally considers large-cap companies to be those companies with market capitalizations similar to those companies included in the S&P 500® Index.

•	Small- and Mid-Cap Securities. The Fund also may invest in the securities of small- and mid-cap companies. The Adviser generally considers small- and mid-cap companies to be those companies with a market capitalization range between $250 million and $20 billion.

•	Foreign Securities. The Fund may invest up to 25% of its net assets in foreign securities, including American Depositary Receipts (“ADRs”).

•	Preferred Stocks. The Fund may invest in preferred stocks.

•	MLPs/REITs. The Fund may invest in master limited partnerships (“MLPs”) and real estate investment trusts (“REITs”).

•	Tactical Allocation. Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes. The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the Adviser perceives opportunity.

The Adviser uses an internally developed investment process to seek to develop a fully integrated portfolio of securities that includes ESG factors that can deliver strong financial performance while simultaneously having positive, long-term economic and sustainable impact. Securities are categorized based on the following four-part segmentation:

•	Positive Impact: common and preferred equity of companies whose revenue is more than 50% derived from impact themes: affordable health and rehabilitative care; affordable housing; arts, culture and the creative economy; disaster recovery, resilience and remediation; economic inclusion; education and childcare; enterprise development and jobs; environmental sustainability; gender lens; healthy communities; human empowerment; minority advancement; neighborhood revitalization; poverty alleviation; rural community development; seniors and the disabled; sustainable agriculture; and transit-oriented development (each, an “Impact Theme” and collectively, “Impact Themes”).

•	Moderate Positive Impact: Common equity of companies whose revenue is less than 50% derived from the Adviser’s impact themes but has other policies and procedures in place with net benefits to society and/or the environment.

•	Neutral Impact: Common equity of companies who derive less than 50% of their revenue from impact themes and do not have other policies and procedures in place with net benefits to society and/or the environment. The company has the potential to reach impact status in the future.

•	Negative Impact: companies with the following activities are excluded from the investment process:

✓	Tobacco, chemical manufacturing, weapons, prison management

✓	Violations of laws or regulations, discriminatory labor practices, safety issues, CRA rating below Satisfactory

✓	Companies with a material involvement (over 30% of revenue) in: Casino & gambling, oil transportation & storage, fuel generation from fossil fuels, and junk food

At the Adviser’s discretion, other companies may also be excluded from the investment process due to their negative impact.

The Fund is fossil fuel free and will not invest in the following companies in accordance with maintaining a fossil-fuel free portfolio:

•	Companies that own[1], extract, produce, process, or refine fossil fuels, oil, gas, and coal.

•	Companies that store, transport, explore, or produce carbon-related fuels or energy sources.

•	Companies that are in the oil and gas equipment and services businesses.

The Fund may invest in:

•	Utilities that have current fossil fuel power sources above 15% but are actively transitioning to renewable sources.

•	Companies that are pursuing alternative energy technologies or are in alternative energy sectors.

•	Companies that are working to transition away from fossil fuels.

[1]	The Adviser will use the S&P Global definition for determining what is considered owning of fossil fuels, namely it is those companies that hold fossil fuel reserves which are defined as economically and technically recoverable sources of crude oil, natural gas, and thermal coal.

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

•	Impact/ESG Risk. The Adviser may select or exclude securities of certain companies for reasons other than performance and, as a result, the Fund may underperform other funds that do not use an impact/ESG screening process. Impact/ESG investing is qualitative and subjective by nature. There is no guarantee that impact/ESG criteria used by the Adviser will reflect beliefs or values of any particular investor.

•	Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Growth Risk. There is a risk that the Fund’s growth style may perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, value stocks over growth stocks, or vice versa.

•	Small-Cap and Mid-Cap Securities Risk. The Fund invests in companies with small market capitalizations. Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region, may be less well known to the investment community, and may have more volatile share prices. Also, small companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result, small-capitalization stock prices have greater volatility than large company securities.

•	Foreign Securities Risk. Investments in foreign securities involve greater risks compared to domestic investments for the following reasons: foreign companies may not be subject to the regulatory requirements of U.S. companies, so there may be less publicly available information about foreign issuers than U.S. companies; foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards; dividends and interest on foreign securities may be subject to foreign withholding taxes; such taxes may reduce the net return to Fund shareholders; foreign securities are often denominated in a currency other than the U.S. dollar, which will subject the Fund to the risks associated with fluctuations in currency values.

•	Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses, including tactical allocation strategies, in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

•	Master Limited Partnership Risk. The Fund’s exposure to master limited partnerships (MLP) may subject the Fund to greater volatility than investments in traditional securities. The value of MLP and MLP based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

•	Real Estate Investment Trust Risk. The Fund may have investments in securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a REIT is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

•	Recent Market Events Risk: U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. As a result of this significant volatility, many of the risks discussed herein associated with an investment in the Fund may be increased.

PAST PERFORMANCE

Effective January 1, 2018, the Adviser became the investment manager for the Fund. While the Fund has operated for more than 10 years, the bar chart and average annual total return table only reflect the Fund’s performance since the Adviser began managing the Fund. The Fund’s performance for periods prior to January 1, 2018 is not shown because the Fund was managed by another investment adviser during those periods. The Fund’s returns after January 1, 2018 reflect the Adviser’s investment philosophy and strategies.

The following bar chart displays the annual return of the Fund from year to year. Over time, the bar chart will illustrate the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Performance would be lower if sales charges that were in effect during a portion of the period were included. Past performance does not guarantee or predict future results.

Annual Total Returns – Advisor Class Shares as of December 31

Highest Performing Quarter: 21.97% in Q2 2020

Lowest Performing Quarter: -22.16% in Q1 2020

The Fund’s calendar year-to-date return as of December 31, 2021 was 24.63%.

The table shows the risks of investing in the Fund by illustrating how the average annual returns for the 1-year and since inception periods for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Advisor Class Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares. After-tax returns for the other class of shares will vary from the Advisor Class Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.ccminvests.com or by calling toll-free 888-272-0007.

Average Annual Total Returns as of December 31, 2021
Average Annual Total Returns - CCM Core Impact Equity Fund		1 Year	Since Inception	Inception Date
Advisor Class		24.63%	16.28%	Dec. 31, 2017
Advisor Class | After Taxes on Distributions		20.53%	15.14%	Dec. 31, 2017
Advisor Class | After Taxes on Distributions and Sales		17.53%	12.97%	Dec. 31, 2017
Institutional Class		24.94%	16.57%	Dec. 31, 2017
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		28.71%	17.64%	Dec. 31, 2017
S&P 500® Fossil Fuel Free Index (reflects no deduction for fees, expenses, or taxes)	[1]	28.37%	18.18%	Dec. 31, 2017
[1]	Prior to January 1, 2022, the Fund’s performance was compared to the S&P 500® Index as its benchmark. The Trust has elected to compare the Fund’s performance to the S&P 500® Fossil Fuel Free Index, as the Adviser believes this index is more aligned with the Fund’s investment strategy.

CCM Small/Mid-Cap Impact Value Fund
CCM Small/Mid-Cap Impact Value Fund
INVESTMENT OBJECTIVES
The CCM Small/Mid-Cap Impact Value Fund (the “Fund”) seeks to provide long-term growth of capital.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as fees or commissions to financial intermediaries, which are not reflected in the table and example below. Institutional Shares may also be available on certain brokerage platforms. An investor transacting in Institutional Shares through a broker acting as an agent for the investor may be required to pay a commission and/or other forms of compensation to the broker.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - CCM Small/Mid-Cap Impact Value Fund		Advisor Class	Institutional Class
Management Fees		0.90%	0.90%
Distribution (12b-1) Fees		0.25%	none
Other Expenses		1.06%	1.06%
Shareholder Servicing Fees		0.08%	0.08%
Total Other Expenses		1.14%	1.14%
Acquired Fund Fees And Expenses	[1]	0.05%	0.05%
Total Operating Expenses		2.34%	2.09%
(Less waivers/reimbursements)	[2]	(0.74%)	(0.74%)
Net Operating Expenses		1.60%	1.35%
[1]	The Total Annual Fund Operating Expenses do not correlate to the “Ratio of expenses to average net assets, before fees waived” provided in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses. Acquired fund fees and expenses are expenses incurred indirectly by the Fund through its ownership of MLPs and of shares in other investment companies (including exchange traded funds (“ETFs”)) and business development companies (“BDCs”). BDCs expenses are similar to the expenses paid by any operating company held by the Fund.
[2]	The Adviser has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any Rule 12b-1 fees, taxes, interest, acquired fund fees and expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, liquidations and other extraordinary expenses) in order to prevent total annual fund operating expenses from exceeding 1.30% of the Fund’s average daily net assets through October 28, 2022. Pursuant to its expense limitation agreement with the Fund, the Adviser is entitled to recoup any fees that it waived and/or Fund expenses that it paid for a period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid. These waivers and reimbursements may be terminated at any time with respect to the Fund by its Board of Trustees upon sixty (60) days’ written notice to the Adviser without payment of any penalty and shall automatically terminate upon the termination of the Fund’s advisory contract with the Adviser.

EXPENSE EXAMPLES

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - CCM Small/Mid-Cap Impact Value Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Advisor Class	163	660	1,183	2,619
Institutional Class	137	583	1,056	2,362

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 96% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its assets, plus the amount of any borrowings for investment purposes, in the securities of small- and mid-capitalization U.S. companies. The Fund’s adviser, Community Capital Management, LLC. (the “Adviser”) generally considers small- and mid-cap companies to be those companies represented by the Russell 2500® Index. As of September 30, 2021, the market capitalization of companies in the Russell 2500® Index ranged from $42 million to $30.45 billion .The capitalization range of companies in the Index may change with market conditions or due to changes in the composition of the Index and the Fund may invest in companies with market capitalizations outside of that range.

The Adviser seeks to achieve its investment objective by employing the following strategies when selecting securities:

•	Value Securities. The Fund invests in companies considered by the Adviser to have consistent earnings and above-average core assets, selling at relatively low market valuations, with attractive growth characteristics.

•	“Compounders.” The Fund invests in companies the Adviser expects to demonstrate a long-term ability to compound its earnings per share (“EPS”) at a higher rate than the broad market, regardless of industry. To determine whether a company qualifies as a “Compounder”, the Adviser analyzes the company’s financial statements and evaluates its competitive advantages and management team.

•	Impact Investments. The Fund invests in companies that may have positive impact attributes or specific impact characteristics and maintain neutral posture toward environmental, social and governance (“ESG”) related risk.

•	Preferred Stocks. The Fund may invest in preferred stocks.

•	MLPs/REITS. The Fund may invest in master limited partnerships (“MLPs”) and real estate investment trusts (“REITS”).

The Adviser uses an internally developed investment process to seek to develop a fully integrated portfolio of securities that includes ESG factors that can deliver strong financial performance while simultaneously having positive, long-term economic and sustainable impact. Securities are categorized based on the following four-part segmentation:

•	Strong Positive Impact: common equity of companies whose revenue is more than 50% derived from one or more of the following impact themes: affordable health and rehabilitative care; affordable housing; arts, culture and the creative economy; disaster recovery, resilience and remediation; economic inclusion; education and childcare; enterprise development and jobs; environmental sustainability; gender lens; healthy communities; human empowerment; minority advancement; neighborhood revitalization; poverty alleviation; rural community development; seniors and the disabled; sustainable agriculture; and transit-oriented development (each, an “Impact Theme” and collectively, “Impact Themes”).

•	Moderate Positive Impact: Common equity of companies whose revenue is less than 50% derived from impact themes but there are other policies and procedures in place with net benefits to society and/or the environment.

•	Neutral Impact: Common equity of companies who derive less than 50% of their revenue from impact themes and do not have other policies and procedures in place with net benefits to society and/or the environment. The company has the potential to reach impact status in the future.

•	Negative Impact: companies with the following activities are excluded from the investment process:

✓	Tobacco, harmful chemical manufacturing, weapons, prison management

✓	Violations or laws or regulations, discriminatory labor practices, safety issues, CRA ratings below Satisfactory

✓	Companies with a material involvement (over 30% of revenue) in: Casino and gambling, oil transportation & storage, fuel generation from fossil fuels, and junk food

At the Adviser’s discretion, other companies may also be excluded from the investment process due to their negative impact.

The Fund is fossil fuel free and will not invest in the following companies in accordance with maintaining a fossil-fuel free portfolio:

•	Companies that own[1], extract, produce, process, or refine fossil fuels, oil, gas, and coal.

•	Companies that store, transport, explore, or produce carbon-related fuels or energy sources.

•	Companies that are in the oil and gas equipment and services businesses.

The Fund may invest in:

•	Utilities that have current fossil fuel power sources above 15% but are actively transitioning to renewable sources.

•	Companies that are pursuing alternative energy technologies or are in alternative energy sectors.

•	Companies that are working to transition away from fossil fuels.

[1]	The Adviser will use the S&P Global definition for determining what is considered owning of fossil fuels, namely it is those companies that hold fossil fuel reserves which are defined as economically and technically recoverable sources of crude oil, natural gas, and thermal coal.

PRINCIPAL INVESTMENT RISKS

As with all mutual funds, there is the risk that you could lose money on your investment in the Fund. The following risks could affect the value of your investment:

•	Impact/ESG Risk. The Adviser may select or exclude securities of certain companies for reasons other than performance and, as a result, the Fund may underperform other funds that do not use an impact/ESG screening process. Impact/ESG investing is qualitative and subjective by nature. There is no guarantee that impact/ESG criteria used by the Adviser will reflect beliefs or values of any particular investor.

•	Common Stock Risk. Common stock risks include the financial risk of selecting individual companies that do not perform as anticipated, the risk that the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change.

•	Small-Cap and Mid-Cap Securities Risk. The Fund invests in companies with smaller market capitalizations. Because these companies are relatively small compared to large-capitalization companies, they may be engaged in business mostly within their own geographic region, may be less well known to the investment community, and may have more volatile share prices. Also, smaller companies often have less liquidity, less management depth, narrower market penetrations, less diverse product lines and fewer resources than larger companies. As a result, small- and mid-capitalization stock prices have greater volatility than large company securities.

•	Value Securities Risk. The Fund invests in companies that appear to be “undervalued” in the marketplace (i.e., trading at prices below the company’s true worth). If the Adviser’s perceptions of value are wrong, the securities purchased may not perform as expected, reducing the Fund’s return.

•	Management Risk. The Fund is subject to management risk because it is an actively managed investment portfolio. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its decisions will produce the intended result.

•	Liquidity Risk. This is the risk that the market for a security or other investment cannot accommodate an order to buy or sell the security or other investment in the desired timeframe and/or at the desired price. The values of illiquid investments are often more volatile than the values of more liquid investments. It may be more difficult for the Fund to determine a fair value of an illiquid investment than that of a more liquid comparable investment.

•	Master Limited Partnership Risk. The Fund’s exposure to master limited partnerships (MLP) may subject the Fund to greater volatility than investments in traditional securities. The value of MLP and MLP based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

•	Real Estate Investment Trust Risk. The Fund may have investments in securities issued by, and/or have exposure to, commercial and residential real estate companies. Real estate securities are subject to risks similar to those associated with direct ownership of real estate, including changes in local and general economic conditions, vacancy rates, interest rates, zoning laws, rental income, property taxes, operating expenses and losses from casualty or condemnation. An investment in a REIT is subject to additional risks, including poor performance by the manager of the REIT, adverse tax consequences, and limited diversification resulting from being invested in a limited number or type of properties or a narrow geographic area.

•	Recent Market Events Risk: U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of the coronavirus (COVID-19) as a global pandemic, which has resulted in public health issues, growth concerns in the U.S. and overseas, layoffs, rising unemployment and reduced consumer spending. The effects of COVID-19 may lead to a substantial economic downturn or recession in the U.S. and global economies, the recovery from which is uncertain and may last for an extended period of time. As a result of this significant volatility, many of the risks discussed herein associated with an investment in the Fund may be increased.

PAST PERFORMANCE

Effective January 1, 2018, the Adviser became the investment manager for the Fund. While the Fund has operated for more than 10 years, the bar chart and average annual total return table only reflect the Fund’s performance since the Adviser began managing the Fund. The Fund’s performance for periods prior to January 1, 2018 is not shown because the Fund was managed by another investment adviser during those periods. The Fund’s returns after January 1, 2018 reflect the Adviser’s investment philosophy and strategies.

The following bar chart displays the annual return of the Fund from year to year. Over time, the bar chart will illustrate the variability of the performance from year to year and provides some indication of the risks of investing in the Fund. Performance would be lower if sales charges that were in effect during a portion of the period were included. Past performance does not guarantee or predict future results.

Annual Total Returns – Advisor Class Shares as of December 31

Highest Performing Quarter: 25.16% in Q2 2020

Lowest Performing Quarter: -48.72% in Q1 2020

The Fund’s calendar year-to-date return as of December 31, 2021 was 35.53%.

The table shows the risks of investing in the Fund by illustrating how the average annual returns for the 1-year and since inception periods for each class of the Fund before taxes compare to those of a broad-based securities market index. In addition, after-tax returns are presented for Advisor Class Shares of the Fund. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state or local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown in the table. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares. After-tax returns for the other class of shares will vary from the Advisor Class Shares after-tax returns shown. Past performance (before and after taxes) is not an indication of future results. Updated performance information for the Fund is available on the Trust’s website at www.ccminvests.com or by calling toll-free 888-272-0007.

Average Annual Total Returns as of December 31, 2021
Average Annual Total Returns - CCM Small/Mid-Cap Impact Value Fund	1 Year	Since Inception	Inception Date
Advisor Class	35.53%	5.97%	Dec. 31, 2017
Advisor Class | After Taxes on Distributions	35.53%	3.12%	Dec. 31, 2017
Advisor Class | After Taxes on Distributions and Sales	21.03%	3.71%	Dec. 31, 2017
Institutional Class	35.88%	6.24%	Dec. 31, 2017
Russell 2500® Value Index (reflects no deduction for fees, expenses, or taxes	27.78%	9.75%	Dec. 31, 2017
Russell 2500® Index (reflects no deduction for fees, expenses, or taxes)	18.18%	12.99%	Dec. 31, 2017

The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.